FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of Separate Account VA 6NY of TFLIC

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA 6NY of TFLIC (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class A Shares (1)	Janus Henderson - Global Research Institutional Shares (1)
AB Relative Value Class A Shares (1)	MFS® Growth Initial Class (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Investors Trust Initial Class (1)
BNY Mellon Small Cap Initial Shares (1)	MFS® Research Initial Class (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Invesco V.I. High Yield Series I Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Janus Henderson - Balanced Institutional Shares (1)	TA WMC US Growth Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	5,518.618	$354,000	$510,748	$(6)	$510,742	5,675	$90.000545	$90.000545
AB Relative Value Class A Shares	4,413.296	124,733	140,078	(1)	140,077	2,148	65.222039	65.222039
Alger Growth & Income Class I-2 Shares	11,910.229	227,180	418,287	1	418,288	5,110	81.849245	81.849245
BNY Mellon Small Cap Initial Shares	270.207	12,116	12,970	-	12,970	382	33.929935	33.929935
BNY Mellon VIF Appreciation Initial Shares	8,850.846	311,845	298,008	(1)	298,007	4,700	63.405312	63.405312
Invesco V.I. High Yield Series I Shares	2,307.415	11,841	10,937	-	10,937	6,982	1.566540	1.566540
Janus Henderson - Balanced Institutional Shares	3,408.681	122,243	190,409	(1)	190,408	2,504	76.038639	76.038639
Janus Henderson - Global Research Institutional Shares	2,436.432	115,258	194,111	5	194,116	3,712	52.291735	52.291735
MFS® Growth Initial Class	1,614.710	92,542	109,558	1	109,559	1,141	96.049379	96.049379
MFS® Investors Trust Initial Class	3,069.424	82,014	80,296	1	80,297	1,418	56.634345	56.634345
MFS® Research Initial Class	3,384.437	98,139	103,191	(1)	103,190	1,595	64.688209	64.688209
MS VIF Global Strategist Class I Shares	4,978.235	44,536	51,973	-	51,973	2,174	23.901650	23.901650
TA BlackRock Government Money Market Initial Class	54,241.120	54,241	54,241	(2)	54,239	45,211	1.199690	1.199690
TA WMC US Growth Initial Class	6,978.265	253,579	292,110	2	292,112	2,585	112.986459	112.986459

See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class A Shares	$510,742	$-	$510,742
AB Relative Value Class A Shares	140,077	-	140,077
Alger Growth & Income Class I-2 Shares	418,288	-	418,288
BNY Mellon Small Cap Initial Shares	12,970	-	12,970
BNY Mellon VIF Appreciation Initial Shares	298,007	-	298,007
Invesco V.I. High Yield Series I Shares	10,937	-	10,937
Janus Henderson - Balanced Institutional Shares	190,408	-	190,408
Janus Henderson - Global Research Institutional Shares	194,116	-	194,116
MFS® Growth Initial Class	109,559	-	109,559
MFS® Investors Trust Initial Class	80,297	-	80,297
MFS® Research Initial Class	103,190	-	103,190
MS VIF Global Strategist Class I Shares	51,973	-	51,973
TA BlackRock Government Money Market Initial Class	52,278	1,961	54,239
TA WMC US Growth Initial Class	292,112	-	292,112

See accompanying notes

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 440,036	$ 117,612	$ 303,406	$ 11,475

Investment Income:
Reinvested Dividends	277	1,863	1,959	79
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,811	1,722	4,474	157
Net Investment Income (Loss)	(6,534)	141	(2,515)	(78)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,525	4,425	1,189	-
Realized Gain (Loss) on Investments	5,760	926	12,393	9
Net Realized Capital Gains (Losses) on Investments	26,285	5,351	13,582	9
Net Change in Unrealized Appreciation (Depreciation)	83,794	7,968	51,467	438
Net Gain (Loss) on Investment	110,079	13,319	65,049	447

Net Increase (Decrease) in Net Assets Resulting from Operations	103,545	13,460	62,534	369

Increase (Decrease) in Net Assets from Contract Transactions	(1,219)	(1,140)	(13,559)	-

Total Increase (Decrease) in Net Assets	102,326	12,320	48,975	369

Net Assets as of December 31, 2024:	$ 542,362	$ 129,932	$ 352,381	$ 11,844

Investment Income:
Reinvested Dividends	-	1,485	5,885	79
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,668	1,788	5,009	162
Net Investment Income (Loss)	(6,668)	(303)	876	(83)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	41,459	10,819	46,406	-
Realized Gain (Loss) on Investments	58,640	1,112	4,762	15
Net Realized Capital Gains (Losses) on Investments	100,099	11,931	51,168	15
Net Change in Unrealized Appreciation (Depreciation)	(45,412)	1	15,404	1,194
Net Gain (Loss) on Investment	54,687	11,932	66,572	1,209

Net Increase (Decrease) in Net Assets Resulting from Operations	48,019	11,629	67,448	1,126

Increase (Decrease) in Net Assets from Contract Transactions	(79,639)	(1,484)	(1,541)	-

Total Increase (Decrease) in Net Assets	(31,620)	10,145	65,907	1,126

Net Assets as of December 31, 2025:	$ 510,742	$ 140,077	$ 418,288	$ 12,970

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 260,927	$ 9,999	$ 160,594	$ 179,103

Investment Income:
Reinvested Dividends	1,172	592	3,355	1,494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,735	139	2,235	2,696
Net Investment Income (Loss)	(2,563)	453	1,120	(1,202)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,023	-	-	6,276
Realized Gain (Loss) on Investments	(3,592)	(23)	7,083	7,636
Net Realized Capital Gains (Losses) on Investments	16,431	(23)	7,083	13,912
Net Change in Unrealized Appreciation (Depreciation)	15,416	200	13,162	25,999
Net Gain (Loss) on Investment	31,847	177	20,245	39,911

Net Increase (Decrease) in Net Assets Resulting from Operations	29,284	630	21,365	38,709

Increase (Decrease) in Net Assets from Contract Transactions	(11,722)	(117)	(14,010)	(9,955)

Total Increase (Decrease) in Net Assets	17,562	513	7,355	28,754

Net Assets as of December 31, 2024:	$ 278,489	$ 10,512	$ 167,949	$ 207,857

Investment Income:
Reinvested Dividends	1,045	760	3,640	1,339
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,828	144	2,378	2,551
Net Investment Income (Loss)	(2,783)	616	1,262	(1,212)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,427	-	5,799	15,335
Realized Gain (Loss) on Investments	(1,482)	(28)	1,139	30,045
Net Realized Capital Gains (Losses) on Investments	40,945	(28)	6,938	45,380
Net Change in Unrealized Appreciation (Depreciation)	(14,253)	(31)	14,559	(12,167)
Net Gain (Loss) on Investment	26,692	(59)	21,497	33,213

Net Increase (Decrease) in Net Assets Resulting from Operations	23,909	557	22,759	32,001

Increase (Decrease) in Net Assets from Contract Transactions	(4,391)	(132)	(300)	(45,742)

Total Increase (Decrease) in Net Assets	19,518	425	22,459	(13,741)

Net Assets as of December 31, 2025:	$ 298,007	$ 10,937	$ 190,408	$ 194,116

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Growth Initial Class	MFS® Investors Trust Initial Class	MFS® Research Initial Class	MS VIF Global Strategist Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 81,695	$ 62,434	$ 85,157	$ 42,314

Investment Income:
Reinvested Dividends	-	484	533	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,258	933	1,215	595
Net Investment Income (Loss)	(1,258)	(449)	(682)	(595)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,050	4,927	5,126	-
Realized Gain (Loss) on Investments	3,368	820	2,262	26
Net Realized Capital Gains (Losses) on Investments	10,418	5,747	7,388	26
Net Change in Unrealized Appreciation (Depreciation)	14,460	5,769	7,566	3,120
Net Gain (Loss) on Investment	24,878	11,516	14,954	3,146

Net Increase (Decrease) in Net Assets Resulting from Operations	23,620	11,067	14,272	2,551

Increase (Decrease) in Net Assets from Contract Transactions	(6,108)	(799)	(6,751)	-

Total Increase (Decrease) in Net Assets	17,512	10,268	7,521	2,551

Net Assets as of December 31, 2024:	$ 99,207	$ 72,702	$ 92,678	$ 44,865

Investment Income:
Reinvested Dividends	-	1,213	933	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,380	1,005	1,288	649
Net Investment Income (Loss)	(1,380)	208	(355)	(649)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,710	31,034	22,863	1,685
Realized Gain (Loss) on Investments	749	934	284	82
Net Realized Capital Gains (Losses) on Investments	19,459	31,968	23,147	1,767
Net Change in Unrealized Appreciation (Depreciation)	(7,487)	(23,514)	(12,275)	5,990
Net Gain (Loss) on Investment	11,972	8,454	10,872	7,757

Net Increase (Decrease) in Net Assets Resulting from Operations	10,592	8,662	10,517	7,108

Increase (Decrease) in Net Assets from Contract Transactions	(240)	(1,067)	(5)	-

Total Increase (Decrease) in Net Assets	10,352	7,595	10,512	7,108

Net Assets as of December 31, 2025:	$ 109,559	$ 80,297	$ 103,190	$ 51,973

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Government Money Market Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 51,395	$ 279,777

Investment Income:
Reinvested Dividends	2,569	35
Investment Expense:
Mortality and Expense Risk and Administrative Charges	703	4,292
Net Investment Income (Loss)	1,866	(4,257)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	28,836
Realized Gain (Loss) on Investments	-	5,748
Net Realized Capital Gains (Losses) on Investments	-	34,584
Net Change in Unrealized Appreciation (Depreciation)	-	44,949
Net Gain (Loss) on Investment	-	79,533

Net Increase (Decrease) in Net Assets Resulting from Operations	1,866	75,276

Increase (Decrease) in Net Assets from Contract Transactions	(160)	(8,639)

Total Increase (Decrease) in Net Assets	1,706	66,637

Net Assets as of December 31, 2024:	$ 53,101	$ 346,414

Investment Income:
Reinvested Dividends	2,139	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	719	3,829
Net Investment Income (Loss)	1,420	(3,829)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	43,163
Realized Gain (Loss) on Investments	-	27,927
Net Realized Capital Gains (Losses) on Investments	-	71,090
Net Change in Unrealized Appreciation (Depreciation)	-	(34,542)
Net Gain (Loss) on Investment	-	36,548

Net Increase (Decrease) in Net Assets Resulting from Operations	1,420	32,719

Increase (Decrease) in Net Assets from Contract Transactions	(282)	(87,021)

Total Increase (Decrease) in Net Assets	1,138	(54,302)

Net Assets as of December 31, 2025:	$ 54,239	$ 292,112

See Accompanying Notes
(1)See Footnote 1

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA 6NY of TFLIC (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® Variable Annuity (NY).

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AllianceBernstein Relative Value Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund:	BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class A Shares	$41,459	$86,306
AB Relative Value Class A Shares	12,304	3,272
Alger Growth & Income Class I-2 Shares	52,291	6,550
BNY Mellon Small Cap Initial Shares	79	162
BNY Mellon VIF Appreciation Initial Shares	43,472	8,220
Invesco V.I. High Yield Series I Shares	760	276
Janus Henderson - Balanced Institutional Shares	9,439	2,678
Janus Henderson - Global Research Institutional Shares	16,674	48,295
MFS® Growth Initial Class	18,710	1,620
MFS® Investors Trust Initial Class	32,247	2,072
MFS® Research Initial Class	23,796	1,294
MS VIF Global Strategist Class I Shares	1,685	649
TA BlackRock Government Money Market Initial Class	2,155	1,017
TA WMC US Growth Initial Class	43,164	90,851

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class A Shares	-	(1,052)	(1,052)	-	(18)	(18)
AB Relative Value Class A Shares	-	(23)	(23)	-	(21)	(21)
Alger Growth & Income Class I-2 Shares	-	(22)	(22)	-	(216)	(216)
BNY Mellon Small Cap Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Initial Shares	-	(70)	(70)	-	(204)	(204)
Invesco V.I. High Yield Series I Shares	-	(84)	(84)	-	(78)	(78)
Janus Henderson - Balanced Institutional Shares	-	(5)	(5)	-	(223)	(223)
Janus Henderson - Global Research Institutional Shares	-	(1,030)	(1,030)	-	(240)	(240)
MFS® Growth Initial Class	-	(2)	(2)	-	(78)	(78)
MFS® Investors Trust Initial Class	-	(20)	(20)	-	(19)	(19)
MFS® Research Initial Class	-	-	-	-	(124)	(124)
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	14	(253)	(239)	125	(262)	(137)
TA WMC US Growth Initial Class	-	(977)	(977)	-	(100)	(100)

Change in Unit Dollars

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$-	$(79,639)	$(79,639)	$-	$(1,219)	$(1,219)
AB Relative Value Class A Shares	-	(1,484)	(1,484)	-	(1,140)	(1,140)
Alger Growth & Income Class I-2 Shares	-	(1,541)	(1,541)	-	(13,559)	(13,559)
BNY Mellon Small Cap Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Initial Shares	-	(4,391)	(4,391)	-	(11,722)	(11,722)
Invesco V.I. High Yield Series I Shares	-	(132)	(132)	-	(117)	(117)
Janus Henderson - Balanced Institutional Shares	-	(300)	(300)	-	(14,010)	(14,010)
Janus Henderson - Global Research Institutional Shares	-	(45,742)	(45,742)	-	(9,955)	(9,955)
MFS® Growth Initial Class	-	(240)	(240)	-	(6,108)	(6,108)
MFS® Investors Trust Initial Class	-	(1,067)	(1,067)	-	(799)	(799)
MFS® Research Initial Class	-	(5)	(5)	-	(6,751)	(6,751)
MS VIF Global Strategist Class I Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	16	(298)	(282)	143	(303)	(160)
TA WMC US Growth Initial Class	-	(87,021)	(87,021)	-	(8,639)	(8,639)

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Large Cap Growth Class A Shares
12/31/2025	5,675	$90.00	to	$90.00	$ 510,742	-%	1.35%	to	1.35%	11.63%	to	11.63%
12/31/2024	6,727	80.62	to	80.62	542,362	0.05	1.35	to	1.35	23.58	to	23.58
12/31/2023	6,745	65.24	to	65.24	440,036	-	1.35	to	1.35	33.33	to	33.33
12/31/2022	8,648	48.93	to	48.93	423,156	-	1.35	to	1.35	(29.46)	to	(29.46)
12/31/2021	8,674	69.37	to	69.37	601,649	-	1.35	to	1.35	27.26	to	27.26
AB Relative Value Class A Shares
12/31/2025	2,148	65.22	to	65.22	140,077	1.11	1.35	to	1.35	9.00	to	9.00
12/31/2024	2,171	59.84	to	59.84	129,932	1.46	1.35	to	1.35	11.51	to	11.51
12/31/2023	2,192	53.66	to	53.66	117,612	1.48	1.35	to	1.35	10.54	to	10.54
12/31/2022	2,303	48.54	to	48.54	111,816	1.42	1.35	to	1.35	(5.47)	to	(5.47)
12/31/2021	2,329	51.35	to	51.35	119,589	0.81	1.35	to	1.35	26.45	to	26.45
Alger Growth & Income Class I-2 Shares
12/31/2025	5,110	81.85	to	81.85	418,288	1.57	1.35	to	1.35	19.21	to	19.21
12/31/2024	5,132	68.66	to	68.66	352,381	0.59	1.35	to	1.35	21.02	to	21.02
12/31/2023	5,348	56.73	to	56.73	303,406	1.40	1.35	to	1.35	22.28	to	22.28
12/31/2022	5,422	46.39	to	46.39	251,556	1.42	1.35	to	1.35	(16.11)	to	(16.11)
12/31/2021	5,650	55.30	to	55.30	312,452	1.15	1.35	to	1.35	29.91	to	29.91
BNY Mellon Small Cap Initial Shares
12/31/2025	382	33.93	to	33.93	12,970	0.65	1.35	to	1.35	9.51	to	9.51
12/31/2024	382	30.98	to	30.98	11,844	0.68	1.35	to	1.35	3.22	to	3.22
12/31/2023	382	30.02	to	30.02	11,475	0.33	1.35	to	1.35	7.83	to	7.83
12/31/2022	382	27.84	to	27.84	10,642	-	1.35	to	1.35	(17.73)	to	(17.73)
12/31/2021	382	33.84	to	33.84	12,935	0.11	1.35	to	1.35	14.91	to	14.91
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	4,700	63.41	to	63.41	298,007	0.37	1.35	to	1.35	8.61	to	8.61
12/31/2024	4,770	58.38	to	58.38	278,489	0.42	1.35	to	1.35	11.30	to	11.30
12/31/2023	4,974	52.46	to	52.46	260,927	0.72	1.35	to	1.35	19.36	to	19.36
12/31/2022	5,041	43.95	to	43.95	221,548	0.67	1.35	to	1.35	(19.15)	to	(19.15)
12/31/2021	5,281	54.36	to	54.36	287,071	0.44	1.35	to	1.35	25.44	to	25.44
Invesco V.I. High Yield Series I Shares
12/31/2025	6,982	1.57	to	1.57	10,937	7.07	1.35	to	1.35	5.31	to	5.31
12/31/2024	7,066	1.49	to	1.49	10,512	5.75	1.35	to	1.35	6.29	to	6.29
12/31/2023	7,144	1.40	to	1.40	9,999	5.32	1.35	to	1.35	8.71	to	8.71
12/31/2022	7,144	1.29	to	1.29	9,197	4.68	1.35	to	1.35	(10.76)	to	(10.76)
12/31/2021	7,144	1.44	to	1.44	10,306	4.77	1.35	to	1.35	2.99	to	2.99
Janus Henderson - Balanced Institutional Shares
12/31/2025	2,504	76.04	to	76.04	190,408	2.05	1.35	to	1.35	13.57	to	13.57
12/31/2024	2,509	66.95	to	66.95	167,949	2.02	1.35	to	1.35	13.88	to	13.88
12/31/2023	2,732	58.79	to	58.79	160,594	1.60	1.35	to	1.35	13.88	to	13.88
12/31/2022	4,800	51.62	to	51.62	247,799	1.40	1.35	to	1.35	(17.51)	to	(17.51)
12/31/2021	5,027	62.59	to	62.59	314,588	1.12	1.35	to	1.35	15.63	to	15.63
Janus Henderson - Global Research Institutional Shares
12/31/2025	3,712	52.29	to	52.29	194,116	0.70	1.35	to	1.35	19.31	to	19.31
12/31/2024	4,742	43.83	to	43.83	207,857	0.75	1.35	to	1.35	21.93	to	21.93
12/31/2023	4,982	35.95	to	35.95	179,103	0.93	1.35	to	1.35	25.09	to	25.09
12/31/2022	5,125	28.74	to	28.74	147,260	1.63	1.35	to	1.35	(20.48)	to	(20.48)
12/31/2021	5,406	36.14	to	36.14	195,354	0.52	1.35	to	1.35	16.52	to	16.52

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Initial Class
12/31/2025	1,141	$96.05	to	$96.05	$ 109,559	-%	1.35%	to	1.35%	10.70%	to	10.70%
12/31/2024	1,143	86.76	to	86.76	99,207	-	1.35	to	1.35	29.71	to	29.71
12/31/2023	1,221	66.89	to	66.89	81,695	-	1.35	to	1.35	34.06	to	34.06
12/31/2022	1,224	49.90	to	49.90	61,078	-	1.35	to	1.35	(32.54)	to	(32.54)
12/31/2021	1,303	73.97	to	73.97	96,390	-	1.35	to	1.35	21.89	to	21.89
MFS® Investors Trust Initial Class
12/31/2025	1,418	56.63	to	56.63	80,297	1.62	1.35	to	1.35	12.06	to	12.06
12/31/2024	1,438	50.54	to	50.54	72,702	0.70	1.35	to	1.35	17.92	to	17.92
12/31/2023	1,457	42.86	to	42.86	62,434	0.72	1.35	to	1.35	17.40	to	17.40
12/31/2022	1,521	36.51	to	36.51	55,516	0.68	1.35	to	1.35	(17.60)	to	(17.60)
12/31/2021	1,546	44.30	to	44.30	68,514	0.61	1.35	to	1.35	25.12	to	25.12
MFS® Research Initial Class
12/31/2025	1,595	64.69	to	64.69	103,190	0.97	1.35	to	1.35	11.35	to	11.35
12/31/2024	1,595	58.10	to	58.10	92,678	0.59	1.35	to	1.35	17.28	to	17.28
12/31/2023	1,719	49.54	to	49.54	85,157	0.52	1.35	to	1.35	20.79	to	20.79
12/31/2022	1,719	41.01	to	41.01	70,509	0.49	1.35	to	1.35	(18.31)	to	(18.31)
12/31/2021	1,845	50.20	to	50.20	92,625	0.54	1.35	to	1.35	23.14	to	23.14
MS VIF Global Strategist Class I Shares
12/31/2025	2,174	23.90	to	23.90	51,973	-	1.35	to	1.35	15.84	to	15.84
12/31/2024	2,174	20.63	to	20.63	44,865	-	1.35	to	1.35	6.03	to	6.03
12/31/2023	2,174	19.46	to	19.46	42,314	1.67	1.35	to	1.35	12.55	to	12.55
12/31/2022	2,174	17.29	to	17.29	37,595	-	1.35	to	1.35	(18.05)	to	(18.05)
12/31/2021	2,174	21.10	to	21.10	45,873	1.83	1.35	to	1.35	6.92	to	6.92
TA BlackRock Government Money Market Initial Class
12/31/2025	45,211	1.20	to	1.20	54,239	3.99	1.35	to	1.35	2.68	to	2.68
12/31/2024	45,450	1.17	to	1.17	53,101	4.92	1.35	to	1.35	3.63	to	3.63
12/31/2023	45,587	1.13	to	1.13	51,395	4.91	1.35	to	1.35	3.47	to	3.47
12/31/2022	23,205	1.09	to	1.09	25,284	1.45	1.35	to	1.35	0.06	to	0.06
12/31/2021	21,001	1.09	to	1.09	22,870	0.00	1.35	to	1.35	(1.32)	to	(1.32)
TA WMC US Growth Initial Class
12/31/2025	2,585	112.99	to	112.99	292,112	-	1.35	to	1.35	16.19	to	16.19
12/31/2024	3,562	97.24	to	97.24	346,414	0.01	1.35	to	1.35	27.27	to	27.27
12/31/2023	3,662	76.41	to	76.41	279,777	0.03	1.35	to	1.35	40.20	to	40.20
12/31/2022	5,733	54.50	to	54.50	312,441	-	1.35	to	1.35	(32.26)	to	(32.26)
12/31/2021	5,830	80.46	to	80.46	469,076	0.08	1.35	to	1.35	19.06	to	19.06

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TFLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
Separate Account VA 6NY of TFLIC
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.